Deposits - Maturities of Time Deposits Outstanding (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Banking and Thrift [Abstract]
2020	$ 37,731
2021	2,700
2022	1,183
2023	673
2024	602
Thereafter	5
Total	$ 42,894	$ 44,554